Loans - Schedule of Loan Portfolio (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2021
Loans and Leases Receivable Disclosure [Line Items]
Total loans at fair value		$ 5,952,972	$ 4,859,068
Total loans	[1],[2]	6,068,884	4,879,303
Commercial loans
Loans and Leases Receivable Disclosure [Line Items]
Total loans			16,500	$ 10,000
Accumulated unpaid interest			12
Credit card loans and commercial loans
Loans and Leases Receivable Disclosure [Line Items]
Total loans		115,912	20,235
Securitized student loans | Student loans
Loans and Leases Receivable Disclosure [Line Items]
Total loans at fair value		574,328	908,427
Securitized personal loans | Personal loans
Loans and Leases Receivable Disclosure [Line Items]
Total loans at fair value		234,576	559,743
Student loans | Student loans
Loans and Leases Receivable Disclosure [Line Items]
Total loans at fair value		2,876,509	1,958,032
Home loans | Home loans
Loans and Leases Receivable Disclosure [Line Items]
Total loans at fair value		212,709	179,689
Personal loans | Personal loans
Loans and Leases Receivable Disclosure [Line Items]
Total loans at fair value		2,054,850	1,253,177
Credit card loan | Credit card loans
Loans and Leases Receivable Disclosure [Line Items]
Total loans		115,912	3,723
Origination of loans		380,979	6,957
Gross repayments		261,283	3,017
Non-cash reductions of loan balances		474
Accumulated unpaid interest		1,359	2
Commercial loan | Commercial loans
Loans and Leases Receivable Disclosure [Line Items]
Total loans		$ 0	$ 16,512

[1]	As of December 31, 2021 and 2020, includes loans measured at fair value of $5,952,972 and $4,859,068, respectively, and loans measured at amortized cost of $115,912 and $20,235, respectively. See Note 1, Note 5, Note 8 and Note 9.
[2]	Financial statement line items include amounts in consolidated variable interest entities (“VIEs”). See Note 6.